Non-Controlling Interest - Schedule of redeemable noncontrolling interest (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Non-Controlling Interest [Line Items]
Net loss generated by AGP	$ 116,595
Net loss attributable to non-controlling interest	$ 20,089		$ 20,089
AGP [Member]
Non-Controlling Interest [Line Items]
Average non-controlling interest percentage	17.23%	0.00%	17.23%